Prepayments	12 Months Ended
Sep. 30, 2023
Prepayments [Abstract]
PREPAYMENTS

6. PREPAYMENTS

	As of September 30,
	2023	2022
	$	$
Prepayments – related party	—	96,745
Prepayments – third parties	693,488	15,321
Total prepayments	693,488	112,066

Prepayment — third party consisted of the following:

	As of September 30,
	2023	2022
	$	$
Downpayment to supplier for the purchase of electric vehicles	147,998	—
Prepaid outsourcing agency services fee	200,762	—
Prepaid advertisement agency fee and exhibition	160,279	—
Prepaid office and store rental and car leasing	34,791	—
Prepaid prototype and system design and development fee	136,920	—
Others	12,738	15,321
	693,488	15,321

As of September 30, 2022, the Company had prepaid $96,745 to a related party, Goodride Japan INC. The primary services prepaid encompassed the development of car tires, product testing, and consultation on product design and development.